Virtus KAR Mid-Cap Growth Fund
Virtus KAR Mid-Cap Growth Fund

Virtus KAR Mid-Cap Growth Fund

each a series of Virtus Equity Trust

Supplement dated July 1, 2019 to the Summary Prospectuses

and the Virtus Equity Trust Statutory Prospectus,

dated January 28, 2019, as supplemented

Important Notice to Investors

Effective July 1, 2019, the funds’ investment adviser is implementing more favorable expense limitation arrangements for the funds’ Class R6 Shares. These changes are described in more detail below.

Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the information for Class R6 Shares in the “Annual Fund Operating Expenses” table and associated footnotes are hereby replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Virtus KAR Mid-Cap Growth Fund Class R6
Management Fees	0.80%
Distribution and Shareholder Servicing (12b-1) Fees	none
Other Expenses	0.29%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.10%	[1]
Recapture of expenses previously reimbursed and/or waived	none
Less: Expense Reimbursement	(0.26%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement or Recapture	0.84%	[1],[2]
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.
[2]	The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 2.15% for Class C Shares and 0.83% for Class R6 Shares through January 31, 2020. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, or at the time of recapture.

Under "Fees and Expenses" in the fund's summary prospectus and the summary section of the statutory prospectus, the row showing Class R6 Shares in the "Example" table is hereby replaced with the following:
Expense Example	Share Status	1 Year	3 Years	5 Years	10 Years
Virtus KAR Mid-Cap Growth Fund | Class R6 | USD ($)	Sold	86	324	581	1,317

Expense Example, No Redemption	Share Status	1 Year	3 Years	5 Years	10 Years
Virtus KAR Mid-Cap Growth Fund | Class R6 | USD ($)	Held	86	324	581	1,317

Investors should retain this supplement with the Prospectuses for future reference.